UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Chief Compliance Officer
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   August 1, 2011
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        43
Form 13F Information Table Value Total:       83363
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      522     5500 SH       Sole                                       5500
ABBOTT LABS COM                COM              002824100      921    17500 SH       Sole                                      17500
ACCENTURE PLC SHS CL A NEW     COM              G1151C101     2961    49000 SH       Sole                                      49000
APPLE COMPUTER INC COM         COM              037833100     2774     8265 SH       Sole                                       8265
BANK OF NOVA SCOTIA COM        COM              064149107     2017    33525 SH       Sole                                      33525
BCE INC COM                    COM              05534B760     1100    28000 SH       Sole                                      28000
CANADIAN NATL RY CO COM        COM              136375102     3220    40300 SH       Sole                                      40300
CHEVRON CORP COM               COM              166764100      918     8922 SH       Sole                                       8922
CISCO SYS INC COM              COM              17275R102     1023    65536 SH       Sole                                      65536
COCA COLA CO COM               COM              191216100     3242    48175 SH       Sole                                      48175
DU PONT E I DE NEMOURS COM     COM              263534109      231     4278 SH       Sole                                       4278
DUKE ENERGY HOLDING CORP       COM              26441C105     1223    64950 SH       Sole                                      64950
ECOLAB INC                     COM              278865100     2890    51251 SH       Sole                                      51251
ENTERPRISE PRODUCTS            COM              293792107      380     8800 SH       Sole                                       8800
EXXON MOBIL CORP COM           COM              30231G102     2870    35269 SH       Sole                                      35269
FISERV INC COM                 COM              337738108     1026    16375 SH       Sole                                      16375
GENERAL DYNAMICS CORP COM      COM              369550108     1264    16960 SH       Sole                                      16960
GENERAL ELEC CO COM            COM              369604103      313    16606 SH       Sole                                      16606
GENERAL MLS INC COM            COM              370334104     2665    71600 SH       Sole                                      71600
INTEL CORP COM                 COM              458140100     2597   117201 SH       Sole                                     117201
JACOBS ENGR GROUP DEL COM      COM              469814107      906    20950 SH       Sole                                      20950
JOHNSON & JOHNSON COM          COM              478160104     3823    57470 SH       Sole                                      57470
KINDER MORGAN ENERGY UT LTD PA COM              494550106      599     8257 SH       Sole                                       8257
MEDTRONIC INC COM              COM              585055106     2705    70204 SH       Sole                                      70204
MICROSOFT CORP COM             COM              594918104     2492    95858 SH       Sole                                      95858
NIKE INC CL B                  COM              654106103     2623    29150 SH       Sole                                      29150
ORACLE CORP COM                COM              68389X105     2700    82050 SH       Sole                                      82050
PEPSICO INC COM                COM              713448108     2890    41040 SH       Sole                                      41040
PROCTER & GAMBLE CO COM        COM              742718109     2940    46254 SH       Sole                                      46254
SCHLUMBERGER LTD COM           COM              806857108     1469    17000 SH       Sole                                      17000
STRYKER CORP COM               COM              863667101     1338    22792 SH       Sole                                      22792
T ROWE PRICE GROUP INC         COM              74144T108     2806    46511 SH       Sole                                      46511
TJX COS INC NEW COM            COM              872540109     2793    53175 SH       Sole                                      53175
UNITED TECHNOLOGIES CP COM     COM              913017109     3074    34731 SH       Sole                                      34731
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     2325    33200 SH       Sole                                      33200
WAL MART STORES INC COM        COM              931142103     2336    43951 SH       Sole                                      43951
NOVARTIS A G SPONSORED ADR                      66987V109      568     9300 SH       Sole                                       9300
NOVO-NORDISK A S ADR                            670100205     2173    17342 SH       Sole                                      17342
PETROLEO BRASILEIRO SA SPON AD                  71654V408      750    22150 SH       Sole                                      22150
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     2000    28115 SH       Sole                                      28115
TEVA PHARMACEUTCL INDS ADR                      881624209     2281    47300 SH       Sole                                      47300
ISHARES TR MSCI EMERG MKT                       464287234     3319    69725 SH       Sole                                      69725
JPMORGAN CHASE CAP XVI PFD TR                   481228203      297    11800 SH       Sole                                      11800